Reportable Segments - Schedule of Segment Reporting, Information On Revenues and Long-lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Long-lived asset, Total	$ 336,468		$ 328,727
Production Services [Member]
Long-lived asset, Total	226,356		219,278
Drilling and Evaluation Services [Member]
Long-lived asset, Total	99,131		98,163
Unallocated [Member]
Long-lived asset, Total	10,981		$ 11,286
Successor [Member]
Revenue from operations, Total	151,704
Net income	13,174
Income taxes	2,943
Interest expense, net	3,930
Depreciation and amortization	19,304
Total EBITDA	39,351
Successor [Member] | Production Services [Member]
Revenue from operations, Total	92,113
Total EBITDA	31,661
Successor [Member] | Drilling and Evaluation Services [Member]
Revenue from operations, Total	59,591
Total EBITDA	10,688
Successor [Member] | Unallocated Costs [Member]
Total EBITDA	$ (2,998)
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		$ 76,842
Net income		5,793
Income taxes		983
Interest expense, net		2,825
Depreciation and amortization		10,378
Total EBITDA		19,639
Predecessor [Member] | Production Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		64,263
Total EBITDA		21,547
Predecessor [Member] | Drilling and Evaluation Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		12,579
Total EBITDA		1,906
Predecessor [Member] | Unallocated Costs [Member] | NPS Holdings Limited [Member]
Total EBITDA		$ (3,814)